Accounts Receivable, net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, net
Accounts Receivable, net

5.    Accounts Receivable, net

	As of December 31,
	2021	2022
	US$	US$
Accounts receivable, gross	34,345	13,955
Less: allowance for doubtful accounts	(1,644)	(1,783)
Total accounts receivable, net	32,701	12,172

The Group recorded the allowance for doubtful accounts of US$278, US$1,030, US$288 for the years ended December 31, 2020, 2021 and 2022, respectively.